NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund	Nationwide International Small Cap Fund
Nationwide Amundi Global High Yield Fund	Nationwide Long/Short Equity Fund
Nationwide Amundi Strategic Income Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Loomis Core Bond Fund
Nationwide Bailard International Equities Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Mellon Disciplined Value Fund
Nationwide Bond Fund	Nationwide Mellon Dynamic U.S. Core Fund (formerly
Nationwide Bond Index Fund	Nationwide Dynamic U.S. Growth Fund)
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide NYSE Arca Tech 100 Index Fund (formerly,
Nationwide Emerging Markets Debt Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund)
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Sustainable Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Money Market Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Inflation-Protected Securities Fund	Nationwide Ziegler Equity Income Fund
Nationwide International Index Fund

Supplement dated September 16, 2020
to the Statement of Additional Information (“SAI”) dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective immediately, the SAI is amended as follows:

a.	All references to, and information regarding, Joseph Finelli are deleted in their entirety.

b.	The information regarding Lee T. Cummings in the table under the heading “Officers of the Trust” on page 60 is deleted in its entirety and replaced with the following:

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served [1]
1963	Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

2.	Effective October 1, 2020, the SAI is amended as follows:

a.
The information relating to the Nationwide Diamond Hill Large Cap Concentrated Fund (“Fund’) in the table under the heading “Investment Adviser” on page 66 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Diamond Hill Large Cap Concentrated Fund	$0 up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.55% 0.53% 0.51% 0.49%

b.	The information relating to the Fund in the bullet point list under the heading “Limitation of Fund Expenses” on page 68 of the SAI is deleted in its entirety and replaced with the following:

•	Nationwide Diamond Hill Large Cap Concentrated Fund to 0.60% until February 28, 2022

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE